Property and Equipment, net (Tables)	9 Months Ended
Sep. 30, 2020
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Electronic equipment	9,622,184	12,045,523
Office equipment and furniture	334,452	346,181
Motor vehicles	82,470	82,470
Leasehold improvements	1,410,105	1,561,612
Construction in progress	76,200	—
Total	11,525,411	14,035,786
Less: Accumulated depreciation	(5,855,562)	(8,438,638)
Property and equipment, net	5,669,849	5,597,148